                     COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                       COLUMBIA ASSET ALLOCATION FUND, VS
                                  (the "Fund")
     Supplement to the Statement of Additional Information dated May 1, 2006

     Effective immediately, the following information as pertains to the non-investment grade bonds sleeve of the Fund is revised as follows:

     . The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

    Portfolio          Other SEC-registered open-        Other pooled investment        Other accounts
    Manager             end and closed-end funds                vehicles
-------------------------------------------------------------------------------------------------------------
                         Number of                    Number of                     Number of
                         accounts        Assets        accounts       Assets         accounts       Assets
-------------------------------------------------------------------------------------------------------------
Kevin L. Cronk*             12        $8.4 billion       10**      $1.1 billion         5        $424 million
Thomas A. LaPointe*         12        $8.4 billion       10**      $1.1 billion         5        $424 million

*Account information is provided as of September 30, 2006.

**Included among these accounts are four accounts, totaling $809 million in assets that include an advisory fee based on performance.

     . The following is added to the table under the heading "Ownership of Securities":

                                       Dollar Range of Equity Securities
           Portfolio Manager           in the Fund Beneficially Owned
------------------------------------------------------------------------
Kevin L. Cronk*                                   None
Thomas A. LaPointe*                               None

*Account information is provided as of September 30, 2006.

     .    The following is added to the table under the heading "Compensation":

     Portfolio Manager                Peer Group                Performance Benchmark
--------------------------------------------------------------------------------------------
Kevin L. Cronk            Lipper Moderate Allocation             S&P 500 Index (60%)
                                    Category            Lehman Brothers Aggregate Bond (40%)
Thomas A. LaPointe        Lipper Moderate Allocation             S&P 500 Index (60%)
                                    Category            Lehman Brothers Aggregate Bond (40%)

                                                                November 9, 2006